UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21197 and 811-21300

Name of Fund: WCMA Government Securities Fund and Master Government Securities LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, WCMA
Government Securities Fund and Master Government Securities LLC, 800 Scudders Mill
Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 221-7210

Date of fiscal year end: 03/31/2009

Date of reporting period: 12/31/2008

Item 1 – Schedule of Investments

WCMA Government Securities Fund
Schedule of Investments December 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Beneficial
	Interest
Mutual Fund	(000)	Value

Master Government Securities LLC	$ 386,912	$ 457,151,825

Total Investments (Cost - $457,151,825) - 100.0%		457,151,825
Other Assets Less Liabilities - 0.0%		81,468

Net Assets - 100.0%		$ 457,233,293

Effective April 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

Level 1 - price quotations in active markets/exchanges for identical securities

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market- corroborated inputs)

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of December 31, 2008 in determining the fair valuation of the Fund's investments:

	Valuation	Investments in
	Inputs	Securities

Level 1		-
Level 2		$ 457,151,825
Level 3		-

Total		$ 457,151,825

Master Government Securities LLC
Schedule of Investments December 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Issue	(000)	Value

U.S. Government Obligations (a) - 50.9%

U.S. Treasury Bills, 0.38% - 1.10%, 1/02/09	$ 62,381	$ 62,378,384
U.S. Treasury Bills, 1.97%, 1/08/09	9,380	9,375,894
U.S. Treasury Bills, 1.81%, 1/15/09	40,000	39,969,833
U.S. Treasury Bills, 0.08% - 0.45%, 1/22/09	52,380	52,365,828
U.S. Treasury Bills, 0.90% - 1.90%, 1/29/09	28,000	27,973,288
U.S. Treasury Bills, 0.53% - 1.891%, 2/05/09	155,000	154,897,546
U.S. Treasury Bills, 0.355% - 1.997%, 2/12/09	45,000	44,941,824
U.S. Treasury Bills, 0.233% - 1.937%, 2/19/09	22,828	22,802,102
U.S. Treasury Bills, 0.15% - 1.91%, 2/26/09	30,000	29,965,008
U.S. Treasury Bills, 0.14%, 3/05/09	32,000	31,992,284
U.S. Treasury Bills, 0.69%, 3/19/09	60,000	59,910,300
U.S. Treasury Bills, 0.05%, 4/02/09	30,000	29,996,250
U.S. Treasury Bills, 0.30%, 6/11/09	3,400	3,395,410
U.S. Treasury Bills, 0.13% - 0.15%, 6/18/09	55,737	55,700,215

		625,664,166

U.S. Treasury Notes, 4.875%, 5/15/09 (a)	14,000	14,243,465

Total U.S. Government Obligations		639,907,631

Repurchase Agreements - 51.9%

Bank of America Securities Corp., purchased on 12/31/08 to yield 0.05%
to 1/07/09, repurchase price $63,250,615, collateralized by GNMA, 6.50% due 11/20/38	63,250	63,250,000
Barclays Capital, Inc., purchased on 12/30/08 to yield 0.09% to 1/30/09, repurchase price
$63,004,725, collateralized by GNMA, 5.50% to 6% due 1/20/33 to 11/15/36	63,000	63,000,000
Citigroup Global Markets, Inc., purchased on 12/31/08 to yield 0.05% to 1/07/09, repurchase
price $63,250,615, collateralized by GNMA, 6% due 1/15/38	63,250	63,250,000
Credit Suisse Securities (USA) LLC, purchased on 11/03/08 to yield 0.80% to 2/03/09, repurchase price $67,736,702, collateralized by GNMA, 5% to 7.50%
due 9/15/11 to 7/20/38	67,600	67,600,000
Deutsche Bank Securities, Inc., purchased on 12/31/08 to yield 0.05% to 1/07/09, repurchase price $63,250,615, collateralized by GNMA, 5% to 7%
due 10/15/37 to 10/15/38	63,250	63,250,000
Greenwich Capital Markets, Inc., purchased on 12/31/08 to yield 0.06% to 1/07/09, repurchase price $63,250,738, collateralized by GNMA, 4.89% to 5.40%
due 4/15/09 to 9/15/48	63,250	63,250,000
HSBC Securities (USA) Inc., purchased on 12/31/08 to yield 0.02% to 1/02/09, repurchase price $42,713,745, collateralized by U.S. Treasury STRIPS+,
due 2/15/20 to 2/15/30	42,709	42,709,000
J.P. Morgan Securities, Inc., purchased on 12/31/08 to yield 0.01% to 1/02/09, repurchase price $50,000,028, collateralized by U.S. Treasury Inflation Bonds, 4.875%
due 8/15/09	50,000	50,000,000
Merrill Lynch Government Securities, Inc., purchased on 12/31/08 to yield 0.05% to 1/07/09, repurchase price $63,250,615, collateralized by GNMA, 4.50% to 16% due 1/15/09 to
12/15/38 (b)	63,250	63,250,000

Master Government Securities LLC
Schedule of Investments December 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Repurchase Agreements	(000)	Value

Mizuho Securities USA LLC, purchased on 12/31/08 to yield 0.02% to 1/02/09, repurchase
price $49,000,054, collateralized by U.S. Treasury Bills, due 6/24/09	$ 49,000	$ 49,000,000
UBS Securities LLC, purchased on 12/15/08 to yield 0.08% to 2/18/09, repurchase price
$64,009,244, collateralized by GNMA, 5% to 6.50% due 8/15/34 to 2/20/38	64,000	64,000,000

Total Repurchase Agreements		652,559,000

Total Investments (Cost - $1,292,466,631*) - 102.8%		1,292,466,631
Liabilities in Excess of Other Assets - (2.8)%		(35,547,918)

Net Assets - 100.0%		$ 1,256,918,713

* Cost for federal income tax purposes.
+ Separately Traded Registered Interest and Principal of Securities (STRIPS).

(a)	Traded on a discount basis. Rates shown are the discount rates or range of discount rates paid at the time of purchase.

(b)	Investments in companies considered to be an affiliated of the Master LLC, for purposes of section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Net
Affiliate	Activity	Income

Merrill Lynch Government Securities, Inc.	$ (5,250,000)	$ 628,579

Master Government Securities LLC

Schedule of Investments December 31, 2008 (Unaudited)

Effective April 1, 2008, the Master LLC adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

Level 1 - price quotations in active markets/exchanges for identical securities

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Master LLC's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master LLC's policy regarding valuation of investments and other significant accounting policies, please refer to the Master LLC's most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of December 31, 2008 in determining the fair valuation of the Master LLC's investments:

Valuation	Investments in
Inputs	Securities

Level 1	-
Level 2	$ 1,292,466,631
Level 3	-

Total	$ 1,292,466,631

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WCMA Government Securities Fund and Master Government Securities LLC

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
WCMA Government Securities Fund and Master Government Securities LLC

Date: February 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
WCMA Government Securities Fund and Master Government Securities LLC

Date: February 23, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
WCMA Government Securities Fund and Master Government Securities LLC

Date: February 23, 2009